Summary of Significant Accounting Policies (Details) - Schedule of fair value of financial instruments - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Carried at (amortized) cost:
Corporate debt securities	$ 5,073,548	$ 5,587,984
Related party investment -wealth management product	3,966,476	3,378,706
Fair Value, Inputs, Level 1 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 2 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 3 [Member]
Carried at (amortized) cost:
Corporate debt securities	5,073,548	5,587,984
Related party investment -wealth management product	$ 3,966,476	$ 3,378,706